Convertible Debentures (Tables)	3 Months Ended
Feb. 28, 2021
Related Party Transactions [Abstract]
Related party transactions
	February 28,	November 30,
	2021	2020
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	223,728	241,791
	$1,773,728	$1,791,791

Promissory notes
	February 28,	November 30,
	2021	2020
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	167,224	163,758

	167,224	163,758